[State Street Research Letterhead]
                                                                June 28, 2000


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549


Dear Sir or Madam:

     On behalf of State Street Research Securities Trust, I am enclosing Form SE and the related exhibits to be incorporated by reference in the direct transmission of form N-SAR for the year ended April 30, 2000.

                                                          Sincerely,

                                                          /s/ Danette M. Tatro
                                                          --------------------
                                                          Danette M. Tatro






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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           FORM SE Dated June 28, 2000
                                         ---------------------


N-SAR                                Year ended 4/30/00    811-8322
----------------------------------   ------------------    --------------------
Report, Schedule or Statement of     Period of Report      SEC File No. of Form
 Which the Documents Are a Part      (If Appropriate)      Schedule or Statement

State Street Research Securities Trust                     918572
-----------------------------------------------------      --------------------
(Exact Name of Registrant As Specified in Charter)         Registrant CIK Number

-------------------------------------------------------------------------------
  Name of Person Other than Registrant Filing the Form, Schedule or Statement


             The undersigned hereby files the following documents:

Attach an exhibit index and the exhibits not filed electronically as required by
    Item 601 of Regulation S-K, the applicable Form, Schedule or Statement.


                  SIGNATURES: Complete A or B, as Appropriate
                       See General Instructions to Form SE


A. Filings Made on Behalf of the Registrant: The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 28th day of June, 2000
               ------           -------------        ----        ----     ----

                                          State Street Research Securities Trust
                                          -------------------------------------
                                                    (Name of Registrant)

                                          /s/ Joseph W. Canavan
                                      By: -------------------------------------
                                                       (Signature)

                                          Joseph W. Canavan
                                          -------------------------------------
                                                        (Print Name)

                                          Assistant Treasurer
                                          -------------------------------------
                                                         (Title)


B. Filings Made by Persons Other Than the Registrant: After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.


---------------     ------------------------------------------------------------
    (Date)                                (Signature)

                    ------------------------------------------------------------
                    (Print the Name and Title of Each Person Who Signs the Form)


SEC 2082 (12-89)

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                     State Street Research Securities Trust
                     --------------------------------------
                              (Name of Registrant)


                                     Form SE

                          Exhibit Index for Form N-SAR



Item 77.          B.  Accountant's Report on Internal Control
                  C.  Matters Submitted to a Vote of Security Holders

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                       [PricewaterhouseCoopers Letterhead]





                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees of
State Street Research Securities Trust
and Shareholders of:
  State Street Research Strategic Income Fund
  State Street Research Legacy Fund
  State Street Research Galileo Fund

     In planning and performing our audits of the financial statements and financial highlights of State Street Research Strategic Income Fund, State Street Research Legacy Fund and State Street Research Galileo Fund for the year ended April 30, 2000 we considered their internal controls, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

     The management of State Street Research Securities Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements and financial highlights for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

     Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

     Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements and financial highlights being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of April 30, 2000.


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     This report is intended solely for the information and use of the Board of
Trustees of State Street Research Securities Trust, management and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ PricewaterhouseCoopers LLP



Boston, Massachusetts
June 5, 2000

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                        ADDITIONAL ANSWERS TO FORM N-SAR
                                       for
                     STATE STREET RESEARCH SECURITIES TRUST


Item 77:   Attachments
----------------------

SUB-ITEM 77C:   Submissions of matters to a vote of security holders

See "Report On Special Meeting of Shareholders" in the Reports to Shareholders for the year ended April 30, 2000, for the State Street Research Strategic Income, State Street Research Galileo Fund and State Street Research Legacy Fund (each a series of the Registrant), which Reports on Special Meetings of Shareholders are incorporated by reference herein.